UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     January 26, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $65,063 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     7130 31000000 PRN      DEFINED 01           31000000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0      783 12500000 PRN      DEFINED 01           12500000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5     2765 11000000 PRN      DEFINED 01           11000000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733      167    50000 SH       DEFINED 01              50000        0        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717      615   200000 SH       DEFINED 01             200000        0        0
HUNTSMAN CORP                  COM              447011107     1204   350000 SH       DEFINED 01             350000        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7    18194 24000000 PRN      DEFINED 01           24000000        0        0
ISHARES TR                     DJ US REAL EST   464287739     4765   128000 SH       DEFINED 01             128000        0        0
JA SOLAR HOLDINGS CO LTD       NOTE 4.500% 5/1  466090AA5     4019 10000000 PRN      DEFINED 01           10000000        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107      879    67000 SH       DEFINED 01              67000        0        0
NORTEL NETWORKS CORP NEW       NOTE 2.125% 4/1  656568AE2      676  5000000 PRN      DEFINED 01            5000000        0        0
OSCIENT PHARMACEUTICALS CORP   COM NEW          68812R303      322  1790000 SH       DEFINED 01            1790000        0        0
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1     2146  8500000 PRN      DEFINED 01            8500000        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5    13485 30000000 PRN      DEFINED 01           30000000        0        0
PROSHARES TR                   PSHS ULTRA FINL  74347R743     1809   300000 SH       DEFINED 01             300000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4     2063  5000000 PRN      DEFINED 01            5000000        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7     3332  7000000 PRN      DEFINED 01            7000000        0        0
WACHOVIA CORP NEW              COM              929903102      709   128000 SH       DEFINED 01             128000        0        0